LONG-TERM DEBT AND OTHER DEBTS - Schedule of Convertible and Non-Convertible Debentures (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	$ 224,942,365
Ending balance	292,636,055	$ 224,942,365
SIF Loan
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	15,124,280	6,189,814
Addition	185,486	8,903,080
Accretion expense	445,209	403,408
Foreign currency translation adjustment	(299,786)	(372,022)
Ending balance	15,455,189	15,124,280
Non Convertible Debentures
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	44,532,212	42,237,853
Accretion expense	3,877,666	2,346,874
Foreign currency translation adjustment	(870,876)	(52,515)
Ending balance	47,539,002	44,532,212
Convertible Debenture
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	44,656,323	41,743,240
Accretion expense	4,838,060	2,913,083
Ending balance	49,494,383	44,656,323
Essor Loan
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	0
Addition	3,653,102
Capitalized interests	121,266
Foreign currency translation adjustment	51,299
Ending balance	$ 3,825,667	$ 0